Intangible Assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Intangible Assets
14.	Intangible assets

	2021	2020
	$’000	$’000
Composition:
Goodwill (Note 14(a))	362,448	123,277
Trademarks, brand and domain names (Note 14(b))	9,500	5,578
Acquired computer software (Note 14(c))	946	616
Internally developed computer software (Note 14(d))	15,009	4,650
Development cost in progress (Note 14(e))	13,021	6,408
Property data (Note 14 (f))	233	186

	401,157	140,715

(a)	Goodwill

	2021	2020
	$’000	$’000
Cost
Beginning of financial year	123,277	122,821
Currency revaluation adjustments	5,321	(1,749)
Acquisition of subsidiaries (Note 28(c))	233,850	2,205

End of financial year	362,448	123,277

Impairment tests for goodwill
Goodwill is allocated to the Group’s CGUs identified according to countries of operation and business segments.
A segment-level summary of the goodwill allocation is as follows:

	2021	2020
	$’000	$’000
Singapore – ePropertyTrack	3,586	3,586
Singapore – Ensign	5,099	5,099
Vietnam – PG Vietnam	115,817	112,413
Malaysia – MyProperty Data Sdn Bhd	2,149	2,179
Malaysia – Malaysia marketplace 1	225,908	—
Thailand – Thailand marketplace 2	9,889	—

	362,448	123,277

1	Comprise of iProperty.com Malaysia Sdn. Bhd., Brickz Research Sdn. Bhd., IPGA Management Services Sdn. Bhd. and PropertyGuru Malaysia International (Malaysia) Sdn Bhd.
2	Comprise of Kid Ruang Yu Co., Ltd., Prakard IPP Co., Ltd., iProperty (Thailand) Co., Ltd., and AllProperty Media Co., Ltd. (head Office)
The recoverable amounts of the ePropertyTrack, Ensign, PG Vietnam and MyProperty Data CGUs were determined based on value-in-use.
Cash flow projections used in the
value-in-use
calculations were based on financial budgets approved by management covering a five-year to six-year
period. Cash
flows beyond the budget period were extrapolated using the estimated growth rates stated below. The growth rate did not exceed the long-term average growth rate for the respective country in which the CGUs operate.
Key assumptions used for
value-in-use
calculations:

	2021
	eProperty Track	Ensign	PG Vietnam	MyProperty Data
EBIT margin 1	16-36%	29-34%	18-41%	(39)-52%
Growth rate 2	1.7%	1.7%	3.0%	3.4%
Discount rate 3	12.8%	12.8%	17.5%	21.9%

	2020
	eProperty Track	Ensign	PG Vietnam	MyProperty Data
EBIT margin 1	(8)-30%	38-40%	20-44%	(10)-49%
Growth rate 2	2.0%	2.0%	3.0%	1.7%
Discount rate 3	13.5%	13.5%	19.9%	33.2%

1	Budgeted EBIT margin
2	Weighted average growth rate used to extrapolate cash flows beyond the budget period
3	Pre-tax discount rate applied to the pre-tax cash flow projections
Management determined budgeted EBIT margin based on past performance and its expectations of market developments. The weighted average growth rates used were consistent with long term forecasts included in industry reports. The discount rates used were pre-tax
and reflected specific risks relating to the relevant segments.
Based on a sensitivity analysis performed by management, a decrease in the EBIT margin by 6.4%, a decrease in revenue growth rate by 4.1% or an increase in the discount rate by 2.4% (2020: a decrease in EBIT margin by 2.4%,a decrease in growth rate by 1.4% or an increase in the discount rate by 0.7%) would result in the recoverable amount of PG Vietnam being equal to its carrying amount. Any reasonably possible change in the key assumptions on which MyProperty Data, Ensign and ePropertyTrack’s recoverable amount are based on would not cause MyProperty Data, Ensign and ePropertyTrack’s carrying amount to exceed their recoverable amount.
Management has determined the recoverable amount of the Malaysia marketplace and Thailand marketplace CGUs by assessing the fair value less cost to sell of the CGUs. This is a market approach where management selects a market multiple – enterprise value/revenue (“EV/S”) multiple – based on various data points which comprise the Group’s own implied equity value derived from the share subscription agreement dated 23 July 2021 (Note 29(a)) and a set of comparable companies’ EV/S multiple. Management identified comparable companies based on the nature of the companies and their line of businesses, the customer demographics, the scale of the companies, their geographical location, and their product offerings. Management applied the EV/S multiple to the estimated annual revenue for the respective CGUs to determine the recoverable amount. The Board of Directors determined that this method was appropriate. The valuation is considered to be level 3 in the fair value hierarchy due to unobservable inputs used in the valuation.
Key assumption used for fair value less cost to sell calculations:

2021
	Malaysia marketplace	Thailand marketplace
EV/S Multiple	16.6x	16.6x
Any reasonably possible change in the key assumption on which Malaysia marketplace’s and Thailand marketplace’s recoverable amount are based on would not cause their carrying amount to exceed their recoverable amount.
The results of the impairment review undertaken at 31 December 2021 and 2020 by management on the Group’s goodwill indicated that no impairment charge was necessary.

(b)	Trademarks, brand and domain names
With definite useful life

	2021	2020
	$’000	$’000
Cost
Beginning of financial year	15,667	13,338
Reclassification of indefinite useful life intangible assets	—	2,532
Additions	—	5
Currency revaluation adjustments	212	(208)
Acquisition of subsidiaries (Note 28(c))	4,859	—

End of financial year	20,738	15,667

Accumulated amortisation and impairment
Beginning of financial year	10,089	6,708
Reclassification of indefinite useful life intangible assets	—	2,532
Amortisation charge	1,105	1,000
Currency revaluation adjustments	44	(151)

End of financial year	11,238	10,089

Net book value	9,500	5,578

With indefinite useful life

	2021	2020
	$’000	$’000
Cost
Beginning of the financial year	—	2,532
Reclassification of indefinite useful life intangible assets	—	(2,532)

End of financial year	—	—

Accumulated impairment
Beginning of the financial year	—	2,532
Reclassification of indefinite useful life intangible assets	—	(2,532)

End of financial year	—	—

Net book value	—	—

Brands and domain names that are considered to have indefinite useful lives are assessed for impairment on an annual basis. Indefinite useful lives intangible assets are allocated to the CGUs for which they relate.
In 2020, the estimated useful lives of these brands and domain names have been reassessed to be finite rather than indefinite after conducting a review. Management estimated the useful life of brands and domain names for both Thailand and Indonesia CGUs to be 10 years based on long-term strategy, the level of growth or decline of the markets that the brands and domain names operate in, the history of the market and the brands’ and domain names’ position within that market, with the remaining useful life of these assets to be 2 years from the application of the change. The change in estimates have been applied prospectively from 1 January 2020. As the brands and domain names have been fully impaired, the carrying amount remains unchanged.

(c)	Acquired computer software

	2021	2020
	$’000	$’000
Cost
Beginning of financial year	2,182	1,619
Additions	654	218
Acquisition of subsidiaries (Note 28(c))	23	348
Currency revaluation adjustments	(4)	(3)

End of financial year	2,855	2,182

Accumulated amortisation
Beginning of financial year	1,566	1,274
Amortisation charge	344	293
Currency revaluation adjustments	(1)	(1)

End of financial year	1,909	1,566

Net book value	946	616

(d)	Internally developed computer software

	2021	2020
	$’000	$’000
Cost
Beginning of financial year	11,133	6,203
Acquisition of subsidiaries (Note 28(c))	9,832	107
Transfers from development cost in progress	6,605	4,834
Currency revaluation adjustments	74	(11)

End of financial year	27,644	11,133

Accumulated amortisation
Beginning of financial year	6,483	3,525
Amortisation charge	6,177	2,646
Impairment	—	319
Currency revaluation adjustments	(25)	(7)

End of financial year	12,635	6,483

Net book value	15,009	4,650

(e)	Development cost in progress

	2021	2020
	$’000	$’000
Cost
Beginning of financial year	6,408	4,989
Acquisition of subsidiaries (Note 28(c))	1,136	—
Additions	12,067	6,342
Impairment	—	(85)
Transfers to development cost	(6,605)	(4,834)
Currency revaluation adjustments	15	(4)

End of financial year	13,021	6,408

(f)	Property data

	2021		2020
	$’000		$’000
Cost
Beginning of financial year	191		—
Acquisition of subsidiaries (Note 28(c))	73		183
Additions	93		8
Currency revaluation adjustments	(2)		—

End of financial year	355		191

Accumulated amortisation
Beginning of financial year	5		—
Amortisation charge	117		5
Currency revaluation adjustments	—	*	—

End of financial year	122		5

Net book value	233		186

*	Less than $1,000